File #33-14604

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o

	Pre-Effective Amendment No.             			o

	Post-Effective Amendment No.    13   			x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

	Amendment No.    15

(Check appropriate box or boxes.)

BERWYN INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

1189 LANCASTER AVENUE, BERWYN, PENNSYLVANIA                   19312
 (Address of  Principal Executive Offices)

(Zip Code)

Registrant's Telephone Number, including Area Code
(610) 408-9850

                     KEVIN M. RYAN, 1199 LANCASTER AVENUE, BERWYN, PA
19312
(Name and Address of Agent for Service)

Approximate date of PROPOSED Public Offering


It is proposed that this filing will become effective (check appropriate box):
	x  immediately upon filing pursuant to paragraph (b)
	o  on (date) pursuant to paragraph (b)
	o  60 days after filing pursuant to paragraph (a)(1)
	o  on (date) pursuant to paragraph (a)(1)
	o  75 days after filing pursuant to paragraph (a)(2)
	o  on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
	o this post effective amendment designates a new effective date for a previously filed post-effective
	      amendment.

Declaration Pursuant to Rule 24f-2. The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed April 8, 1998.


CROSS REFERENCE SHEET




			Statement of
	           Prospectus	Additional	Registration
Section	Page #	Information Page#	Statement Page #
PART A
Item 1.
Item 2.	2		5
Item 3.	3a & 3b		6 & 6b
Item 4.	4 - 10 & 18		7 - 13 & 21
Item 5.	10 - 11 & 18		13 - 14 & 21
Item 5A	*		*
Item 6.	15 -16 & 18		18 - 19 & 21
Item 7.	12 & 14		15 - 17
Item 8.	16 - 17		19 - 20
Item 9.	N/A		N/A

PART B
Item 10.		Cover Page	23
Item 11.		1	24
Item 12.		12 - 13	35 - 36
Item 13.		2 - 5	25 - 28
Item 14.		6 - 8	29 - 31
Item 15.		8	31
Item 16.		5 - 6	28 - 29
Item 17.		8 - 10	31 - 33
Item 18.		12	35
Item 19.		10 & 11	33 - 34
Item 20.		13	36
Item 21.		10 & 11	33 - 34
Item 22.		11 & 12	34 - 35
Item 23.		13	36

PART C
Item 24.			40
Item 25.			41
Item 26.			41
Item 27.			41
Item 28.			41
Item 29.			42
Item 30.			42
Item 31.			43
Item 32.			43
_______________________________
*Information is provided in the Registrant's 1997 Annual Report to Shareholders filed with the Securities and Exchange Commission on
February 27, 1998.
BERWYN INCOME FUND, INC.
Shareholder Services
c/o PFPC Inc.
P.O. Box 8987
Wilmington, DE  19899

PROSPECTUS
April 30, 1998
Investment Objective

	Berwyn Income Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company. The Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers to be reasonable risks. In pursuing its investment objective, the Fund may also offer the potential for capital appreciation.

	The Fund intends to achieve its objective through investment in fixed income corporate debt securities, preferred stocks, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and common stocks paying cash dividends. The
Fund's investment adviser determines the percentage of each category of securities to hold based upon the prevailing economic and market conditions. All or a majority of the assets of the Fund may be invested in high yield, high risk corporate debt securities, commonly referred to as "junk bonds". Investments of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in this Fund.

	There can be no assurance that the investment strategy of the Fund will be successful and its objective may not be realized.

Investment Adviser

	The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. Robert E. Killen is Chief Executive Officer and sole shareholder of The Killen Group, Inc.

	This Prospectus sets forth concisely the information that an investor should know before investing in the Fund. Investors are advised to retain this Prospectus for future reference. The Fund has filed a Statement of Additional Information ("SAI") containing additional information about the Fund with the Securities and Exchange Commission. The SAI is dated April 30,1998 and is incorporated by reference into this Prospectus. The SAI may be obtained, without charge, by writing to the Fund.

	THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.
TABLE OF CONTENTS



Fee and Expense
Table.................................................................
 ...........................................	2

Financial
Highlights............................................................
 ....................................................	3

Calculation of Performance
Data..................................................................
 ..........................	4

Investment Objective, Policies and Risk
Factors...............................................................
 .....	4

Management of the
Fund..................................................................
 ......................................	10

Computation of Net Asset
Value.................................................................
 ...........................	12

Share
Purchases.............................................................
 .........................................................	12

Distributor...........................................................
 ....................................................................	14

Exchange of
Shares................................................................
 .................................................	14

Dividends, Capital Gains Distributions and
Taxes.................................................................	15

Retirement
Plans.................................................................
 ....................................................	16

Redemption of
Shares................................................................
 .............................................	16

General
Information...........................................................
 .....................................................	18

Additional
Information...........................................................
 .................................................	18















-1


FEE and EXPENSE TABLE



Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees	  0.50 %

Other Expenses	  0.15 %

Total Fund Operating Expenses	  0.65 %

______________________________________________________________________
________

	The purpose of this Fee Table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in the Prospectus and "Investment Advisory Arrangements" in the Statement of Additional Information.

Example

		1 Year     3 Years
5 Years     10 Years

You would pay the following		$7	$21	$36	$80
expenses on a $1,000 invest-
ment, assuming (1) 5% annual
return and (2) redemption at
the end of each time period:

THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRE-SENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.












-2-


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The following financial highlights information for a share outstanding throughout each period, insofar as it relates to each of the five years in the period ended December 31, 1997, have been audited by Price Waterhouse LLP, independent accountants, whose report on the financial statements containing this information was unqualified.
This information should be read in conjunction with the Fund's financial statements and notes thereto, which are incorporated by reference in the Fund's Statement of Additional Information and this Prospectus, and which appear, along with the report of Price Waterhouse LLP, in the Fund's 1997 Annual Report to Shareholders (the "Annual Report"). Additional Information about the Fund's investment performance is contained in the Annual Report which can be obtained from the Fund upon request without charge.

	Year Ended	 Year Ended	Year Ended	 Year Ended	   Year Ended
	12/31/97 	12/31/96	12/31/95	12/31/94	12/31/93

Net Asset Value, Beginning of Period	$12.31	$11.95	$10.75	$11.63	$11.12
	--------	--------	--------	--------	--------
Income From Investment Operations
	Net Investment Income	0.77	0.76	0.73	0.73	0.69
	Net Realized and Unrealized Gains
		(Losses) on Securities	0.84	0.87	1.48	(0.85)	1.15
			--------	--------	--------	--------	--------
	Total from Investment Operations	1.61	1.63	2.21	(0.12)	1.84
			--------	--------	--------	--------	--------

Less Distributions
	Dividends from Net Investment Income	(0.77)	(0.80)	(0.70)	(0.73)	(0.65)
	Distributions from Net Realized Gains	(0.64)	(0.47)	(0.31)	(0.03)	(0.68)
	Return of Capital Distributions	---	---	---	---	---
			--------	--------	--------	--------	--------
	Total Distributions	(1.41)	(1.27)	(1.01)	(0.76)	(1.33)
			--------	--------	--------	--------	--------

Net Asset Value, End of Period	$12.51	$12.31	$11.95	$10.75	$11.63


Total Return	13.36%	13.99%	21.00%	(1.10%)	16.90%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$180,823	$137,166	$119,552	$55,825	$30,359

Ratio of Expenses to Average Net Assets	0.65%	0.68%	0.73%	0.93%	1.07%

Ratio of Net Investment Income to Average	6.15%	6.35%	6.78%	7.20%	6.15%
Net Assets

Portfolio Turnover Rate	53%	38%	39%	30%	83%

Average Commissions Rate Paid	$0.0687*	$0.0860*	---	---	---

-3a-


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(Continued)


	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/92	12/31/91	12/31/90	12/31/89	12/31/88

Net Asset Value, Beginning of Period	$10.20	$9.14	$10.03	$9.75	$9.50
	--------	--------	--------	--------	-------
Income From Investment Operations
	Net Investment Income	0.70	0.85	0.83	0.79	1.365(1)
	Net Realized and Unrealized Gains
		(Losses) on Securities	1.47	1.19	(0.85)	0.34	(0.300)
			--------	--------	--------	--------	--------
	Total from Investment Operations	2.17	2.04	(0.02)	1.13	1.065
			--------	--------	--------	--------	--------
Less Distributions
	Dividends from Net Investment Income	(0.70)	(0.85)	(0.83)	(0.79)	(0.765)
	Distributions from Net Realized Gains	(0.55)	(0.05)	(0.04)	(0.06)	(0.050)
	Return of Capital Distributions	---	(0.08)	---	---	---
			--------	--------	--------	--------	--------
	Total Distributions	(1.25)	(0.98)	(0.87)	(0.85)	(0.815)
			--------	--------	--------	--------	--------

Net Asset Value, End of Period	$11.12	$10.20	$9.14	$10.03	$9.75



Total Return	21.70%	23.00%	(0.13%)	11.90%	11.30%(1)

Ratios/Supplemental Data
Net Assets, End of Period (000)	$12,486	$5,359	$3,955	$3,870	$2,644

Ratio of Expenses to Average Net Assets	1.34%	1.34%	1.46%	1.50%	    1.75%(1)

Ratio of Net Investment Income to	6.14%	8.40%	8.59%	8.00%	8.29%
Average Net Assets

Portfolio Turnover Rate	46%	14%	14%	3%	17%

Average Commissions Rate Paid	---	---	---	---	---





(1)	Investment Advisory fees of $.06 per share were waived by The
Killen Group, Inc. for the 	year ended 12/31/88.
	If the waived fees had been included 	in expenses, the total return
of the Fund would have been lower and the
Ratio of Expenses to Average Net Assets would have been 2.08%
fortheyear
ended 12/31/88.
*	Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the year.


-3b


CALCULATION OF PERFORMANCE DATA

	From time to time the Fund may advertise its annual total return and its yield for a particular month. The total return of the Fund reflects the change in share price and reinvestment of dividends and capital gains. The yield of the Fund for a particular month is the net investment income per share for the month stated as a percentage of the maximum share price on the last day of the month. The Fund's total return, and its yield are based on historical performance and are not intended to indicate future performance. The Fund calculates total return for a period by determining the redeemable value of a $1,000 investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing that value by $1,000. The yield for a month is determined by dividing the net investment income per share for the month by the share price on the last day of the month.

	There is further information regarding the Fund's performance in its Annual Report. An investor may obtain a copy of the Annual Report without charge by writing to the shareholder services agent of the Fund or by calling (800) 992-6757.

INVESTMENT OBJECTIVE, POLICIES, AND RISK FACTORS

	The Fund is a no-load, diversified, open-end management investment company. The Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers to be reasonable risks. In pursuing its investment objective, the Fund may also offer the potential for capital appreciation. To achieve its objective, the Fund will invest in fixed income corporate debt securities, preferred stocks, securities issued or guaranteed by the U. S. Government, its agencies or instrumentalities, and common stocks paying cash dividends. The fixed income corporate debt securities in which the Fund will invest will be bonds, debentures and corporate notes. Since there are risks in all investments, there can be no assurance that the Fund will be successful or achieve its objective.

	Under normal market conditions, the Fund will invest at least 80% of the value of its net assets in income producing securities.
The Fund may invest any percentage of its net assets that the Adviser deems appropriate in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high yield, high risk corporate debt securities and preferred stocks. The Adviser will determine the percentage of net assets to invest in each category of securities and the percentage of each category to hold based upon the prevailing economic and market conditions. This means that the Fund has the option to invest up to 100% of its net assets in high yield, high risk corporate debt securities, commonly known as "junk bonds". Investments in these securities may make an investment in the Fund riskier than an investment in a fund that invests all or a larger percentage of its net assets in securities of higher quality. Investment in common stocks will be limited to a maximum of 30% of the value of the Fund's net assets. This means that the Fund will not invest in additional common stocks anytime common stocks comprise 30% or more (through appreciation in value of the common stocks or depreciation in value of other securities) of the value of its net assets. At such time, however, the Fund may continue to invest in fixed income securities and preferred stocks that have common stock conversion privileges.

-4-
	The Adviser will select fixed income corporate debt securities primarily on the basis of current yield and secondarily on the basis of anticipated long term return. When selecting fixed income corporate debt securities, the Adviser will be aware of the rating the security has received from a nationally recognized statistical rating organization such as Standard & Poor's Ratings Group ("S & P") and Moody's Investors Service, Inc. ("Moody's"). These organizations rate the creditworthiness of the issuers of debt securities and assign a rating to the debt securities that are issued. S & P has a system that rates securities from AAA, highest, to D, lowest. Moody's ratings go from Aaa, highest, to C, lowest. (See Appendices A and B in the Statement of Additional Information for definitions of S & P and Moody's Bond Ratings.) The Adviser has the discretion to invest in fixed income corporate debt securities with any rating as long as the issuer is not in default in the payment of interest or principal. The Adviser also may invest in unrated fixed income securities in private transactions.

	At December 31, 1997, the Fund's portfolio was invested in investment grade and high yield, high risk corporate debt securities, preferred and common stocks and repurchase agreements.

	Listed below are the percentages of the portfolio invested at December 31, 1997, in various bond ratings published by Moody's and S & P, as well as the percentages invested in unrated debt securities, preferred and common stocks and repurchase agreements:

Moody's Ratings
	Aa:  0.3%; A:  7.2%; Baa:  8.6%; Ba: 3.9%; B:  21.8%; Caa:
1.9%; Unrated:  4.3%.

S & P Ratings
	AA:  0.3%; A:  8.1%; BBB:  5.2%; BB:  4.9%; B:  15.6%; CCC:
1.4%; Unrated:  13.5%.
U.S. Treasury Bonds:  1.5%

Preferred and Common Stocks, Close-End Investment Companies and
Repurchase Agreements
	Preferred stocks: 20.5%; Common Stocks:  26.9%;  Close-End
Investment Companies:
	2.7%;

Repurchase Agreements:  0.4%.

Risk Considerations for High Yield, High Risk Securities

	Debt securities rated A or higher by S & P and Moody's are considered high grade securities and have the three highest ratings for creditworthiness. Debt Securities rated BBB by S & P or Baa by Moody's are defined as medium grade securities. These securities are considered creditworthy and of investment quality but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Debt securities rated lower than BBB or Baa are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income.


-5-
	Debt securities rated BB, B, CCC or CC by S & P or Ba, B or Caa by Moody's are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the debt securities.

	Issuers of high yield, high risk debt securities are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by debt securities issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flow to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk debt securities because such securities are unsecured and are often subordinated to other creditors of the issuer. The default by an issuer of securities held by the Fund will adversely affect the Fund by lowering its net asset value and by decreasing the amount of income available to the Fund from which dividends may be paid. In addition to the risk of default, holders of high yield, high risk debt securities also face the risk of greater market volatility than the holders of investment grade debt securities. Changes in the general level of interest rates normally affect the market value and yield of corporate debt securities. As a general rule if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if the level rose, debt securities would decline in value and the yield would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's investments and the value of an investment in the Fund. However, the market value of high yield, high risk debt securities may also be affected not only by changing interest rates, but also by investors' perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated debt securities may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading for high yield, high risk securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk debt securities may be less liquid than the market for investment grade debt securities. In periods of reduced market liquidity, the prices of high yield, high risk debt securities may become more volatile and these securities may experience sudden and substantial price declines. A decline in value of the securities held by the Fund would adversely affect its net asset value and the value of a shareholder's investment in the Fund.

	The Adviser will attempt to minimize the risks of investing in medium grade and high yield, high risk debt securities by doing a credit analysis of the issuer, diversifying the Fund's portfolio and monitoring the Fund's investments and the investment environment.

	As previously stated, in selecting debt securities, the Adviser is aware of the issuer's credit rating in S & P and Moody's. But this credit rating is not the only criterion for selection. The



-6-
Adviser examines the financial structure of each issuer and with regard to high yield, high risk debt securities makes a determination as to the issuer's ability to meet its debt obligations. Achievement of the Fund's investment objective is more dependent on the Adviser's credit analysis in selecting high yield, high risk debt securities than is the case in selecting higher quality securities.

	There can be no guarantee that the issuer of debt securities in which the Fund has invested will not default or that the securities will not decline in value.

	In addition to debt securities that are rated, the Fund also invests in unrated debt securities. These securities may or may not be more speculative than investment grade securities. It is the issuer's decision to seek to have a security rated. The risks of investing in unrated debt securities depend upon the creditworthiness of the issuer, changes in interest rates and economic and market factors. Investors in unrated debt securities face the same risks that investors in investment grade and high yield, high risk debt securities face. There is the possibility of default by the issuer or a change in interest rates that could adversely affect the value of the security. The Adviser will determine the creditworthiness of an unrated debt security and the issuer's ability to meet the debt obligation. To be purchased by the Fund an unrated debt security must have a creditworthiness, in the Adviser's opinion, equal to or better than a CC rating by S & P or a Caa rating by Moody's.

	The Fund may also purchase certain debt securities that have restrictions regarding their resale. These restricted securities are securities that have not been registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended ("1933 Act"). As a result, these securities may not be offered for sale to the general public. The Fund may purchase these restricted securities under the provisions of Rule 144A under the 1933 Act. This rule provides an exemption from the 1933 Act that allows qualified institutional buyers to buy and sell restricted securities in private transactions. The Fund may purchase Rule 144A Securities from other institutional investors or from the issuing company. If the Fund wishes to sell a Rule 144A Security the Fund will have to sell it to a qualified institutional buyer in a private transaction.

	There are risks associated with investing in Rule 144A Securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although the Rule 144A Securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.

	The Fund will seek to minimize these risks by limiting investment in Rule 144A Securities to 10% of the value of the Fund's net assets. This means that whenever the value of the Rule 144A Securities of the Fund is 10% or more of the value of the Fund's net assets, the Fund will not purchase any more Rule 144A Securities. In addition, the Fund will only purchase Rule


-7-
144A Securities of companies that have publicly traded securities outstanding , have been in business a minimum of 5 years, and have a market capitalization of at least $100 million.

	Finally, the Fund will purchase Rule 144A Securities only in situations where the Adviser has a reasonable expectation that the securities will be registered with the Securities and Exchange
Commission within six months.

	The investment objective of the Fund is to provide investors with current income while seeking to preserve capital. The Fund seeks to achieve this objective by investing in the corporate debt securities of only those issuers that, in the opinion of the Adviser, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. The Fund will not invest in corporate debt securities issued to finance a leveraged buyout. The Fund will also diversify its portfolio and do a credit analysis of the issuers in which it invests.

U.S. Government Securities

	The securities of the U. S. Government in which the Fund invests are U.S. Treasury bonds and notes and securities issued or guaranteed by Federal agencies or U. S. Government sponsored instrumentalities.

	U. S. Treasury bonds and notes are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies or U. S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United
States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

	Some of the Federal agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority.

	An instrumentality of the U. S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

Preferred and Common Stocks

	The Fund also invests in preferred stocks and may invest in common stocks, subject to the 30% limit described above, when the Adviser deems it appropriate. Preferred stocks are selected from two categories: (1) stocks offering an above average yield, in the opinion of the Adviser, in comparison to preferred stocks of the same quality; and (2) stocks offering a potential for capital


-8-
appreciation due to the business prospects of the issuer. The Fund may also purchase preferred stocks in transactions that qualify under Rule 144A.

	Common stocks are selected from three categories: (1) stocks selling substantially below their book value; (2) stocks selling at low valuations to their present earnings level; and (3) stocks judged by the Adviser to have above average growth prospects and to be selling at small premiums to their book value or at modest valuations to their present earnings level.

	The Fund purchases only common stocks that have been paying cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a dividend on a stock is canceled, the Fund would not be required to sell the stock.

	The method of stock selection used by the Fund may result in the Fund selecting stocks that are not being recommended by other investment advisers or brokerage firms and the Fund may invest in the securities of lesser known companies. The Adviser believes, however, that any risks involved in the stocks selected for the Fund will be minimized by diversification of the Fund's portfolio and daily monitoring of the stock selection. In addition, the Fund only invests in stocks listed on national exchanges and on the over-the-counter market and the Fund only purchases stocks in companies that have been in business at least five years and have at least $10,000,000 in assets.

Real Estate Investment Trusts

	The Fund may invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages.

	The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or debt securities issued by REITs. The Fund invests in REITs that generate income and have a potential for capital appreciation.

	There are risks in investing in REITs that are in addition to risks of investing in securities in general.

	The Properties owned by a REIT could decrease in value, a REIT could have trouble finding tenants for a property, the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. In addition, the Fund will not purchase additional securities issued by REITs whenever securities of REITs comprise 10% or more of the value of the Fund's net assets.
Investment in common stocks issued by a REIT is subject to both the 10% limitation on investment in REITs and the 30% limitation on investment in common stock. Investment in.


-9-
other securities issued by REITs such as preferred stocks and debt securities is subject to the 10% limitation.

	The investment objective of the Fund is a fundamental policy that cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. Investment policies other than the fundamental policy stated above may be changed with the approval of a majority of the Fund's Board of Directors.

	Although the Fund will normally invest as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper rated A-1 by S & P, repurchase agreements, treasury bills or the Fund may hold cash.

	Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund..

	The Fund will not invest more than 5% of its net assets in repurchase agreements. Also, the Fund will not investment more than 10% of its net assets in illiquid securities, whether fixed income or equity securities.

	The Fund does not intend to engage in short-term trading. In 1997, the Fund had a portfolio turnover rate of 53% and anticipates it will have a portfolio turnover rate of less than 100% in 1997.

MANAGEMENT OF THE FUND

	The Fund is a corporation formed under the laws of the Commonwealth of Pennsylvania on December 26, 1986. The business of the Fund is managed under the direction of the Board of Directors. The Board is elected annually by the shareholders and sets broad policies for the Fund. The daily operation of the Fund is administered by employees of the Adviser under the supervision of the Board.

	The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue,
Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser. Mr. Killen is also President and Chairman of the Board of the Fund. Edward A. Killen is Vice-President and Secretary of the Adviser. He is also a Director of the Fund and its portfolio manager, responsible for the day-to-day management of the Fund's portfolio. He has been managing the Fund's portfolio since July 1, 1994.

	Edward A. Killen II has over twenty years' experience in the investment advisory field. In 1978, he started to work for Compu Val Management Associates, an investment advisory firm,


-10-
as a portfolio manager. In February, 1983, the Adviser became a partner in Compu Val Management Associates and Edward A. Killen II assumed his current position as Vice President and Secretary of the Adviser. The partnership of CompuVal Management Associates was dissolved on December 31, 1983 and the Adviser continued its advisory business as a separate entity. As of December 31, 1997, the Adviser was managing 380 individual investment portfolios worth approximately $555 million.

	The Adviser also manages The Berwyn Fund, Inc. ("The Berwyn Fund"). The Berwyn Fund is an open-end management investment company that seeks long-term capital appreciation by investing in common stock and fixed income securities. The Adviser has been the investment adviser to The Berwyn Fund, since it became public in May 1984. On December 31, 1997, The Berwyn Fund had net assets of over $100 million.

	Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board.

	As compensation for its services, the Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. During 1997, the Fund paid the Adviser $806,436 in advisory fees. Total expenses for the Fund in 1997 were 0.65% of average daily net assets. Payments to the Adviser were 0.50% of average daily net assets.

	Subject to the policies established by the Fund's Board of Directors, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Fund.

Year 2000

	Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. The Adviser, the Fund's distributor, Berwyn Financial Services Corp., and PFPC, Inc., the Fund's registrar, transfer agent and dividend disbursing agent, have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved.



-11-
COMPUTATION OF NET ASSET VALUE

	The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (the "Exchange") (4 p.m., Eastern Time) and is effective as of the time of computation. (The Exchange is closed on, and therefore net asset value is not calculated on, New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.) For the purpose of making this determination, securities listed on national securities exchanges are valued at their last sales price on the exchange where primarily traded. In the event there are no sales, the security is valued at the last current bid price. An unlisted security, for which over-the-counter market quotations are readily available, is valued on the basis of the last current bid price. When over-the-counter market quotations are not readily available, an unlisted security is valued at its fair value as determined in good faith by, or under the supervision of, the Board of Directors. All other assets are valued at fair value as determined in good faith by the Board of Directors.


SHARE PURCHASES

	The Fund's shares are offered for sale on a continuous basis. There is no sales charge. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent of the order for the purchase of shares. The Fund has authorized certain brokers and intermediaries designated by such brokers to accept purchase and redemption orders. The receipt of an order by such broker or its intermediary will be considered the same as receipt of an order by the Fund's Transfer Agent and the order received by the broker or its intermediary will receive the net asset value per share next determined after receipt by the broker or its intermediary.

	The value of the shares in the Fund can be expected to fluctuate daily.

	Orders for shares of the Fund received prior to the close of the Exchange (normal closing time is 4:00 p.m., Eastern Time) on any day the Exchange is open will be the net asset value effective at the close of the Exchange on such a day. Orders received after the close of the Exchange will be valued at the net asset value computed on the next business day (i.e., the next day the Exchange is open).

	The minimum initial investment is $10,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $10,000 in the aggregate or between accounts in the Fund and The Berwyn Fund. Subsequent investments must be least $250 per account. For Individual Retirement Accounts (each, an "IRA"), the minimum initial investment is $1,000. The minimum initial investment for a spousal IRA is $250.


-12-
Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment in any retirement plan (other than an IRA) or custodial account for the benefit of a minor. Initial investments must consist of a New Account Application and payment of the initial investment. Investments are deemed effective when they are received at the office of the Fund's Transfer Agent, PFPC Inc., P. O. Box 8987, Wilmington DE 19899.

	The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this plan, please contact the Fund for further information and an application.

	An investor may also exchange securities for shares of the Fund. The securities offered by the investor, however, have to be acceptable to the Fund and the Fund reserves the right to reject any security that does not meet its criteria.

	To be acceptable to the Fund, the securities offered by the investor for both initial and subsequent investments must have a fair market value, determined as set forth below, of at least $20,000. (An investor would be permitted to invest a combination of cash and securities totaling $20,000.) The securities must meet the investment standards and criteria listed in the Fund's Prospectus and Statement of Additional Information ("SAI") and, the securities will not be accepted if the Fund would violate any of its investment restrictions by having the securities in its portfolio. (See "Investment Objective Policies and Risk Factors" in the Prospectus and "Invesetment Policies and Risk Factors" and "Investment Restrictions" in the SAI.)

	The Adviser will determine the acceptability and the fair market value of the securities. An investor wishing to exchange securities for Fund shares should write to the Adviser stating his intention to make an exchange and giving the names and amounts of securities being offered. Within three business days of receipt of the letter, the Adviser will mail a notice to the investor accepting or rejecting the securities being offered.

	If the securities are acceptable to the Fund, the Adviser will also inform the investor in the notification of the preliminary value the Adviser has determined for each security being offered and the date upon which the valuation was made. This amount may be different from the value obtained on the valuation date described below.

	The investor will have fourteen calendar days from receipt of the Adviser's notification to deliver to the Fund certificates for securities offered endorsed to The Berwyn Income Fund, Inc. (In the case of an initial investment, a New Account Application completed by the investor must accompany the certificates.)

	Upon receipt of the securities, the Fund will determine the value of the securities on the valuation date which will be the date on which the net asset value of shares of the Fund are next determined after receipt of such securities. The amount of the investment in the Fund will be the offered value of the securities as determined by the Fund. The value of each security offered by


-13-
the investor will be determined on the valuation date as of the close of trading of the Exchange and the method of valuation will be the same as the one used to value the Fund's portfolio securities. If a security being exchanged pays interest, the amount of interest due will be determined on the valuation date and the Fund will issue shares equal to the amount of accrued interest. (See "Computation of Net Asset Value".) Dividends due on any security will be paid to the person who is listed as owner on the record date. For such an exchange, the net asset value of the shares of the Fund and the date upon which the investment is effective are determined in the same manner as for cash transactions.

	There may be Federal income tax consequences for an investor exchanging securities for Fund shares, and an investor should consult a qualified tax expert before entering into any exchange.

	In addition, to purchasing and redeeming shares through the Fund, investors may make telephone purchases and redemptions through broker-dealers who may charge a fee.

DISTRIBUTOR

	Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1199 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as the non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Fund. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund shall continue to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws. Berwyn Financial is affiliated with the Fund and the Adviser. Robert E. Killen who is an Officer and Director of the Fund and the Adviser, is also a Director of Berwyn Financial. Edward A. Killen is an Officer and Director of the Adviser and Berwyn Financial and he is a Director of the Fund. Kevin M. Ryan is an Officer of the Fund and an Officer and Director of Berwyn Financial.

EXCHANGE OF SHARES

	The Adviser to the Fund also manages The Berwyn Fund. The Berwyn Fund was closed to new investors on January 1, 1998. Only investors who were shareholders in Berwyn Income Fund, Inc. as of December 31, 1997 may exchange their shares for shares in The Berwyn Fund, Inc. Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund (each of such Funds, a "Rodney Square Fund"). The Rodney Square Funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the net asset value per share of the Funds involved next determined after an exchange has been requested. The minimum initial investment of The Berwyn Fund is $10,000 ($1,000 for IRAs and no minimum initial investment for pension plans or custodial accounts for minors.) The minimum initial


-14-
investment for each of the Rodney Square Funds is $1,000. A shareholder may make an exchange by telephone or written request.
Telephone requests for an exchange may be made by calling the Fund's Transfer Agent at (800)992-6757 on any business day between 9:00 a.m. and 4:00 p.m.

	Subject to the foregoing minimum investment amounts, any shareholder will be permitted to exchange shares among the above mutual funds ("Eligible Funds"). When making a telephone exchange, the shareholder must know the account number of the account from which shares are exchanged and the social security or tax identification number under which the account is registered. Shares will be exchanged only into an account that has same shareholder(s) of record and same social security or tax identification number.

	A shareholder in the Fund will be permitted to exchange the shares in his or her account for shares in one of the other Eligible Funds only four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as the shareholder desires.

	Before making an exchange, a shareholder should obtain and review a current prospectus of the Eligible Fund into which shares of the Fund will be exchanged. Prospectuses for The Berwyn Fund or the Rodney Square Funds may be obtained from the Fund by writing to the Shareholder Services Agent of the Fund or calling (800) 992-6757.

	The exchange privilege is available only to investors residing in states where the Eligible Funds have filed a notice of sales with the sate securities administrator.

	The Fund, The Berwyn Fund and each of the Rodney Square Funds reserve the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

	It will be the policy of the Fund to distribute substantially all of its net investment income and any net realized capital gains. Dividends from net investment income will be paid quarterly. Distribution of net realized short term capital gains, if any, may be made quarterly or annually based upon the determination of the Board of Directors. Distribution of net realized long term capital gains, if any, will be made annually.

	Reinvestment of dividends and/or capital gains distributions will be made at the net asset value per share next determined after the record date. At the election of the shareholder, dividends or capital gains distributions, or both, will be reinvested in the shares of the Fund or distributed in cash. This election by the shareholder is made at the time of the initial purchase of shares indicating on the account application whether distribution or reinvestment is desired.

	The election of the shareholder to receive or reinvest dividends and/or capital gain distributions may be changed at any time after the initial account application is received. To


-15-
change the initial election, the shareholder must send the Fund a letter by certified mail, return-receipt requested, signed exactly as the shareholder's signature appears on the transfer agent's register, stating the change desired.

	The Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, in the past year and intends to continue to so qualify by complying with the provisions of this Subchapter in the future.

	Subchapter M provides that an investment company which qualifies will be relieved from Federal income tax on the income the company distributes. Generally, shareholders of the investment company pay Federal income tax on dividends and capital gains distributions. Shareholders are responsible for the tax whether the dividend or capital gains distribution is received in cash or in additional shares of the Fund. Shareholders who are not subject to income tax will not be required to pay tax on the amount distributed. The Fund will notify shareholders what portion of the distribution is from net investment income or capital gains.

	A dividend shortly after a purchase of Fund shares is taxable to the shareholder even though it appears to be a return of capital.

	Redemptions and exchanges of Fund shares are treated as sales of Fund shares. Consequently, redemptions and exchanges are generally subject to capital gains tax.

	In addition to Federal income tax, Fund distributions and capital gains or losses from the sale, redemption or exchange of Fund shares may also be subject to state and local taxes. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders that do not provide their correct taxpayer identification number, certify that it is correct, and certify that they are not subject to backup withholding.

RETIREMENT PLANS

	The Fund sponsors IRAs, including "Roth" IRAs and an "Education" IRAs. Individuals interested in having an IRA with the Fund may obtain an IRA information booklet and application forms by writing to the Shareholder Services Agent of the Fund or calling (800) 992-6757.

REDEMPTION OF SHARES

	The Fund will redeem any portion of or all shares in an account upon receipt of a written request from the shareholder by the Transfer Agent. The Fund will also redeem shares worth up to $5,000 in value in an account upon a telephone request from a "qualified" shareholder. (To qualify for telephone redemption, a shareholder must check the box on the new account application.) The redemption price will be the net asset value per share next determined after receipt of a notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.


-16-
	A shareholder who wishes to submit a written redemption request should mail it to Berwyn Income Fund, c/o PFPC, Inc., P.O. Box 8987, Wilmington, DE 19899. The letter should list the shareholder's account number and the amount of money or number of shares being redeemed. The letter should be signed by the person(s) in whose name(s) the shares are registered.

	A shareholder who qualifies for telephone redemption may redeem up to $5,000 from an account by telephoning the Transfer Agent at
(800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m.

	A shareholder requesting a redemption by telephone must give the account number for the account and the social security number or tax identification number under which the account is registered. Checks will be issued only in the name(s) listed on the account and will be mailed only to the address listed.

	Neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification). Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

	Payment will be mailed generally within seven days of receipt of a notice of redemption.

	The Fund also has a Systematic Withdrawal Plan ("SWP") under which an investor may have money automatically withdrawn from his or her account on a regular basis. Investors who wish to establish a SWP should complete the section on systematic withdrawals on the account application.

	The Fund reserves the right to redeem the Fund shares of, and send the redemption proceeds to, any shareholder whose total shares in all accounts fall below $1,000 in net asset value by reason of redemption. Upon receiving written notice from the Fund, a shareholder must increase the shareholder's accounts net asset value to $1,000 or above within 60 days to prevent liquidation.

	When permitted by the Securities and Exchange Commission (the "SEC"), the Fund may suspend the right of redemption and may postpone payment for more than seven days during any period when the Exchange is closed, other than customary weekend and holiday closing; when trading on the Exchange is restricted, as determined by the SEC, during any period when an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or valuation of net assets by the Fund not reasonably practicable; or when the SEC may permit for the protection of shareholders of the Fund.




-17-
GENERAL INFORMATION

Capital Structure

	The Fund has authorized capital of 100,000,000 shares of common stock of $1 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable.

	Fund shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for election of Directors may elect 100% of the Directors if they choose to do so and, in such event, the holders of the remaining shares so voting will not be able to elect any Directors.

Transfer Agent and Dividend Paying Agent

	PFPC Inc., P. O. Box 8987, Wilmington, Delaware 19899 is the Transfer Agent and Dividend Paying Agent.

Shareholder Inquiries

	Shareholder inquiries may be made by writing to the Transfer Agent or calling the Transfer Agent at (800) 992-6757 between the hours of 9:00 a.m. and 4:00 p.m.

Share Certificates

	Share certificates will be issued only upon written request.

Reports

	The Fund will issue annual and semi-annual reports to shareholders and may issue quarterly reports. In these reports management of the Fund will discuss the Fund's performance and compare the Fund's performance with the performance of certain bond indices and an index of income funds. The annual report will contain audited financial statements and the semi-annual report will have unaudited financial statements.


ADDITIONAL INFORMATION

	This Prospectus omits certain information contained in the registration statement filed with the SEC. The registration statement consists of three parts: the Prospectus, the SAI and a third section containing exhibits and other information. A copy of the SAI is available from the Fund upon request free of charge. The third part of the registration statement may be obtained from the SEC upon paying the charges prescribed.


-18-
	No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the SAI, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer or solicitation in any jurisdiction in which such offering may not lawfully be made.









































-19-
PART B

BERWYN INCOME FUND, INC.
Shareholder Services
c/o PFPC Inc.
P.O. Box 8987
Wilmington, DE  19899


STATEMENT OF ADDITIONAL INFORMATION

April 30, 1998



	This Statement of Additional Information ("SAI") is not a Prospectus. It is a document that relates to the Prospectus of the Berwyn Income Fund, Inc. (the "Fund") dated April 30, 1998 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. A Prospectus may be obtained by writing to the Fund at the above address.




























TABLE OF CONTENTS



Investment Policies and Risk
Factors...............................................................
 .....................	2

Investment
Restrictions..........................................................
 ................................................	4

Investment Advisory
Arrangements..........................................................
 ............................	5

Expense
Limitation............................................................
 ....................................................	6

Directors and
Officers..............................................................
 ..............................................	6

Ownership of the
Fund..................................................................
 .........................................	8

Portfolio Transactions and Brokerage
Commissions...........................................................
 ..	8

Computation of Net Asset
Value.................................................................
 ..........................	10

Share
Purchases.............................................................
 ........................................................	10

Distributor...........................................................
 ...................................................................	10

Redemption of
Shares................................................................
 ............................................	11

Calculation of Performance
Data..................................................................
 .........................	11

General
Information...........................................................
 ....................................................	12

Financial
Statements............................................................
 ..................................................	13














-1


INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objective, Policies and Risk Factors" in the Fund's Prospectus.)

	The Fund is a no-load, diversified, open-end management investment company. Its investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers to be reasonable risks. In pursuing its investment objective, the Fund may also offer the potential for capital appreciation. To achieve its objective, the Fund invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high yield, high risk corporate debt securities (also known as "junk bonds"), unrated corporate debt securities, and preferred and common stocks. The Adviser determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means, that the Fund may invest up to 100% of its net assets in high yield, high risk corporate debt securities.

	Investment grade corporate debt securities are considered to be securities rated BBB or higher by Standard & Poor's Rating Group
("S&P") or Baa or better by Moody's Investors Service, Inc.
("Moody's") and high yield securities are considered to be securities rated lower than BBB or Baa by these services. Appendices A and B list the definitions of the S&P and Moody's bond ratings.

	The Fund may invest in fixed income securities that are not rated. The Fund will only invest in unrated securities that have a creditworthiness, in the opinion of the Adviser, that is equal to or better than the creditworthiness of fixed income securities with S&P ratings of CC or Moody's ratings of Caa.

	The Fund may also purchase certain debt securities that have not been registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended ("1933 Act") and are restricted from sale to the general public. The Fund will purchase these restricted securities from the issuer or qualified institutional buyers, and will sell these restricted securities, exclusively in the transactions that are exempt pursuant to Rule 144A under the 1933 Act. The Fund will limit its investment in such restricted securities to 10% of the value of its net asset.

	In addition to corporate debt securities, the Fund may invest in the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in preferred and common stocks. The securities of the U.S. Government in which the Fund invests are U.S. Treasury bonds and notes. The Fund may also purchase debt securities issued by Government agencies, such as, Export-Import Bank, or by an instrumentality of the Government, such as the Federal National
Mortgage Association. U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United
States, an investor must look principally to the agency or instrumentality for repayment.



-2-
	The Fund invests in preferred stocks that, in the opinion of the Adviser, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. The Fund may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A described above.

	The Fund invests in common stocks that it considers to be selling at undervalued prices. The investment approach of the Fund may be deemed "contrarian" in its selection of common stocks due to the fact that this approach may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms.

	The Fund, however, will purchase only common stocks that pay cash dividends and will not purchase additional common stocks when common stocks comprise 30% of the Fund's net assets.

	Aside from the investments listed above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper rated A-1, repurchase agreement and Treasury bills, and may hold cash.

	Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund.

	The Fund may invest in real estate investment trusts ("REITs") and repurchase agreements. The Fund limits investment in REITs to 10% of its net assets and investment in repurchase agreements to 5% of its net assets.

	REITs are companies that invest their capital in real estate, long and short term mortgages and construction loans. These companies normally do not pay Federal Income Tax but distribute their income to their shareholders who become liable for the tax. The Fund invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 1997, 5.78% of the Fund's net assets were invested in REITs.

	Repurchase agreements are defined as agreements wherein a seller of securities agrees with the Fund at the time of sale to repurchase the security from the Fund at a mutually agreed upon time and price.
The Fund intends to enter into repurchase agreements only with established banking institutions that deal in Treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying security as agreed upon, the Fund could experience losses that include a possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights thereto and a possible loss of all or


-3-
part of the income. The Fund would also incur additional expenses enforcing its rights. As of December 31, 1997, 0.38% of the Fund's net assets were invested in repurchase agreements.

INVESTMENT RESTRICTIONS

	The investment restrictions set forth below may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. As used in this SAI and in the Prospectus, "a majority of the Fund's outstanding voting securities" means the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of the shares present or represented at a meeting of shareholders provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

	When investing its assets, the Fund will not:

(1) invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities;

(2) invest more than 25% of the value of its total assets in the securities of issuers in any one industry;

(3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be the making of a loan;

(4) buy or sell real estate and real estate mortgage loans, commodities, commodity futures contracts, puts and calls and straddles;

(5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

(6) make short sales or purchase securities on margin;

(7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

(8) invest for the purposes of exercising control or management;

(9) invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public, except that the

-4-
Fund will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

(10) participate in a joint investment account; and

	(11) issue senior securities.

	The Fund has also adopted certain investment restrictions that are not fundamental. These restrictions are that the Fund will not invest in real estate limited partnerships, in oil, gas or other mineral leases and any investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Directors. But if any of these non-fundamental restrictions are changed, the Fund will give shareholders at least 60 days' written notice.

INVESTMENT ADVISORY ARRANGEMENTS

 	(See also "Management of the Fund" in Fund's Prospectus)

	The Killen Group, Inc., is the investment adviser (the
"Adviser") to the Fund. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser. He is also President and Chairman of the Board of the Fund. Edward A. Killen is Vice President, Secretary and a Director of the Adviser and a Director of the Fund.

	The Adviser provides the Fund with investment management services. Under the contract between the Fund and the Adviser (the "Contract"), the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file all the documents required of the Fund under Federal and state laws and prepare all shareholder reports.

	The Contract provides that it will continue in effect from year to year if continuation is specifically approved annually by a vote of a majority of the outstanding voting securities of the Fund.
Continuance of the Contract must also be approved annually by the Board of Directors, including a majority of Directors who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Directors or by a majority of the outstanding voting securities. The Adviser may terminate the contract by notifying the Fund in writing at least sixty days before the date of the annual shareholder meeting that continuation of the contract is not desired. The contract will be automatically and immediately terminated in the event of its assignment by the Adviser.



-5-
	As compensation for its investment management services to the Fund, the Adviser will receive monthly compensation at the annual rate of 1/2 of 1% of the average daily net assets. The fee is computed daily by multiplying the net assets for a day by the appropriate percentage and dividing the result by 365. At the end of the month, the daily fees are added and the amount paid to the Adviser.

	The Fund paid the Adviser $806,435 in fees in 1997, $638,212 in 1996, and $477,283 in 1995.

EXPENSE LIMITATION

	The Contract between the Fund and the Adviser provides that the Adviser's fee will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5%. The expense limitation has not been used since 1988. In 1997 the Fund's expense ratio was 0.65%.


DIRECTORS AND OFFICERS

	The directors and executive officers of the Fund and their ages and principal occupations for the past five years are set forth below:

Name, Age, Position 	Principal Occupation for the Past Five
Years
and Address

*Robert E. Killen (56)	Director of Westmoreland Coal Co. (a
mining company) since President & Director 	July 1996. Director
and Shareholder,

Berwyn Financial Services 1199 Lancaster Avenue	Corp.,
a financial services company
(registered as a broker-dealer Berwyn, Pennsylvania with the Securities and Exchange Commission ("SEC") since

			12/93 and a member of the National
Association of Securities
			Dealers, Inc. (the "NASD") since 7/94),
since October 1991.
			President and Director of The Berwyn
Fund, Inc. (a registered
			investment company managed by the
Adviser) since February
			1983.  Chairman, CEO and Sole
Shareholder of the Adviser (an
			investment advisory firm) since April
1996. President, Treasurer,
			Director and Sole Shareholder of the
Adviser from September
			1982 to March 1996.



-6-
*Anthony N. Carrelli (49)	Director of The Berwyn Fund, Inc. since
January 1995.  Vice
Director		President of the Adviser since August
1986.
1189 Lancaster Avenue
Berwyn, Pennsylvania

*Edward A. Killen, II (46)	Director, Secretary and Shareholder of
Berwyn Financial Services
Director		since October 1991.  Director of the
Fund since January, 1995.
1189 Lancaster Avenue	Director of The Berwyn Fund, Inc. from
February 1983 to January
Berwyn, Pennsylvania	1995.  Vice president, Secretary and
Director of the Adviser since
			February 1983.

Denis P. Conlon (50)	Director of The Berwyn Fund, Inc.,
since June 1992 President and
Director		CEO of CRC Industries (a worldwide
manufacturer) since
1282 Farm Road	September 1996. Vice President, Corporate Development,
Berwyn, Pennsylvania	Berwind Corporation (diversified
manufacturing and financial 			company) from 1990 to September 1996.

Deborah D. Dorsi (42)	Director of The Berwyn Fund, Inc. since
April 1998.  Retired
Director		Industry Executive since 1994.
Director Worldwide Customer
2801 Stanbridge Street	Support, Kulick Soffa Industries, Inc.
(Semi Conductor
Norristown, Pennsylvania	Equipment Manfacturer) from 1993-1994
Corporate Account
			Manager for Kulick & Soffa Industries,
Inc. prior to 1993.

*Kevin M. Ryan (50)	President, Treasurer, Director and
Shareholder of Berwyn
Secretary-Treasurer	Financial Services Corp. since October
1991.  Director of the
1199 Lancaster Avenue	Fund from December 1986 to January
1995.  Secretary, Treasurer
Berwyn, Pennsylvania	and Director of The Berwyn Fund, Inc.,
since February 1983.
			Legal Counsel to the Adviser since
September 1985.


* Robert E. Killen, Anthony N. Carrelli, Edward A. Killen II and Kevin
M. Ryan are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") and Robert
E. Killen, Anthony N. Carrelli, and Edward A. Killen II are the "Interested Directors" of the Fund. Robert E. Killen is an Officer, Director and Sole Shareholder of the Adviser. He is also a Director of Berwyn Financial Services Corp., a registered broker-dealer, and owns 1/3 of its outstanding shares. Anthony N. Carrelli is a Vice President of the Adviser. Edward A. Killen II is an Officer and Director of the Adviser. He is also an Officer, Director and the Owner of 1/3 of the outstanding shares of Berwyn Financial Services Corp. Kevin M. Ryan is legal counsel to the Adviser and he is an Officer, Director and Owner of 1/3 of the outstanding shares of Berwyn Financial Services Corp. In addition, Robert E. Killen and Edward A. Killen II are brothers and Kevin M. Ryan is brother-in-law to both. Berwyn Financial Services Corp. serves as the distributor for the Fund's shares in certain jurisdictions.




-7-
Mr. Conlon and Ms. Dorsi are the Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act (the "Independent Directors") and are paid a fee of $400 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Fund. If a Board and Committee meeting are held on the same date, the Independent Directors receive only one fee. Mr. Conlon and Ms. Dorsi also serve as Independent Directors of The Berwyn Fund, Inc. (another registered investment company managed by the Adviser). The Fund has not adopted a pension or retirement plan or any other plan that would afford benefits to its Directors.

Ms. Dorsi was elected to the Board in April 1998 by a vote of the Board of Directors. She replaces William H. Vonier who served as an Independent Director on the Board from June 1992 until April 1998. In 1997, the Fund paid aggregate compensation of $1,600 to Mr. Conlon and $1,600 to Mr. Vonier. The total compensation from the Fund Complex, consisting of the Fund and The Berwyn Fund, Inc., was $3,200 for Mr. Conlon and $3,200 for Mr. Vonier.

Officers of the Fund are not paid compensation by the Fund or the Fund Complex for their work as officers and no fees are paid by the Fund or the Fund Complex to the Directors that are not Independent Directors for the performance of their duties. (See "Management of the Fund" in the Prospectus for a discussion of management responsibilities of the Board and Officers.)

OWNERSHIP OF THE FUND

	As of March 31, 1998 there were 14,287,713 shares of the Fund outstanding. Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 47% of the outstanding shares. Although Schwab is the record owner of more than 25% of the outstanding shares of the Fund, Schwab cannot be considered to control the Fund. Schwab holds the shares in nominee name for its customers and does not have the power to vote the shares or to sell them. National Financial Services Corp., One World Trade Center, 200 Liberty Street, New York, NY was the record owner of 9% of the Fund's outstanding shares. National Financial Services Corp. holds the shares for its customers and does not have the power to vote the shares or to sell them. The records of the Fund do not indicate that any individual owns more than 5% of the Fund's outstanding shares. As of March 31, 1998, the Directors and Officers of the Fund, as a group, owned beneficially and of record 155,426 shares of the Fund. This amount constitutes 1% of the outstanding shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

	Subject to policy established by the Fund's Board of Directors, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such securities, the Adviser will seek to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another


-8-
broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

	The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the Fund's normal operations. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients, and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. Consideration will be given to brokers who have assisted in the distribution of shares of the Fund. No effort is made in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the Adviser.

	The Board has adopted procedures under 17e-1 of the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In 1995, 1996, and 1997 the Fund used an affiliated broker, Berwyn Financial Services Corp. ("BFS").

	BFS is affiliated with the Fund by reason of the fact that Officers and Directors of the Fund and the Adviser are Officers, Directors and Shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.

	In 1997, the Fund paid a total of $193,023 in commissions to BFS. This figure represents 77% of the total commissions paid by the Fund. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 74%.

	In 1996, the Fund paid a total of $126,520 in commissions to BFS. This figure represents 88% of the total commissions paid by the Fund. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 90%. In 1995, the Fund paid a total of $199,302 in commissions to BFS. This figure represents 87% of the total commissions paid by the Fund. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 92%.

	The Fund paid brokerage commissions of $247,987 in 1997, $144,128 in 1996, and $229,668 in 1995. The Fund was reopened to investors on January 21, 1997. As a result the sale of Fund shares increased in 1997. There was more trading than in 1996 and the amount of commissions paid increased.

	The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing funds, and an investment company, some of which have similar investment objectives to the Fund.

	As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be

-9-
the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

COMPUTATION OF NET ASSET VALUE

	(See also "Computation of Net Asset Value" in the Prospectus.)

	The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

SHARE PURCHASES

	(See also "Share Purchases" in the Propsectus.)

	The Fund's shares are offered for sale on a continuous basis. There is no sales load. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. There is no sales load and the value of shares can be expected to fluctuate daily.

	The minimum initial investment is $10,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $10,000 in the aggregate or between accounts in the Fund and The Berwyn Fund, Inc. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

	The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.

DISTRIBUTOR

	(See also "Distribution" in the Prospectus.)

	BFS Corp., a broker-dealer registered with the Securities and Exchange Commission, is the current distributor of the Fund's shares, pursuant to a selling agreement which became effective


-10-
July 25, 1994 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares. Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load.
The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

	The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Fund's Board of Directors and by the vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

REDEMPTION OF SHARES

	(See also "Redemption of Shares" in the Fund's Prospectus.)

	The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemptions exceed this limitation, the Fund can, at its sole option, redeem the excess in cash or in portfolio securities selected solely by the Fund (and valued as in computing net asset value). In these circumstances, an investor that receives and sells such portfolio securities would probably incur a brokerage charge and there can be no assurance that the price realized by an investor upon the sale of such portfolio securities will not be less than the value used in computing net asset value for the purpose of such redemptions.

CALCULATION OF PERFORMANCE DATA
Yield

	The Fund's yield for the month ended December 31, 1997 was 6.62%.

	The yield was determined based upon the net investment income per share for the period December 1 to December 31, 1997. Expenses accrued for the period were subtracted from the interest and dividends accrued and the remainder was divided by daily average number of shares multiplied by maximum offering price per share. The number then obtained was annualized.

Total Return

	The average annual total return of the Fund for one year, five years and the life of the Fund ended December 31, 1997 are listed below:

		One Year:	13.4%
		Five Years:	12.6%
		Ten Years:	12.9%


-11-
	The period of time for one year's performance is from January 1, 1997 to December 31, 1997. The dates for the five-year period are January 1, 1993 to December 31, 1997 and for the ten year period are from January 1, 1988 to December 31, 1997. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

	The total return for a period is calculated by determining the redeemable value of $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing that value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

	In addition to an average annual total return, the Fund calculates its total return on a calendar year basis. Listed below are the Fund's total returns for the calendar years 1988, 1989, 1990, 1991, 1992, 1993, 1994, 1995, 1996 and 1997:

			  January 1, 1988 -	December 31, 1988
	l1.3%
			  January 1, 1989 -	December 31, 1989
	11.9%
			  January 1, 1990 -	December 31, 1990
	-0.13%
			  January 1, 1991 -	December 31, 1991
	23.0%
			  January 1, 1992 -	December 31, 1992
	21.7%
			  January 1, 1993 -	December 31, 1993
	16.9%
			  January 1, 1994 -	December 31, 1994
	-1.1%
			  January 1, 1995 -	December 31, 1995
	21.0%
			  January 1, 1996 -	December 31, 1996
	14.0%
			  January 1, 1997 - 	December 31, 1997
	13.4%

	The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

	Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.

GENERAL INFORMATION

Capital Structure

	The Fund has authorized capital of 100,000,000 shares of common stock of $1 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights. (See "General Information" in the Prospectus for a discussion of noncumulative voting rights.)

-12-
Custodian

	PNC Bank, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian of the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.

Independent Accountants

	Price Waterhouse LLP, 30 South 17th Street, Philadelphia,
Pennsylvania has been selected as the independent accountants for the Fund by the Board of Directors. Price Waterhouse LLP will perform an annual audit of the financial statements of the Fund.

Tax Status

	The Fund intends to comply with Subchapter M of the Internal Revenue Code. (See "Dividends, Capital Gains, Distributions and
Taxes" in the Prospectus for a discussion of the tax status of the Fund and the consequences to its shareholders.)

Litigation

	The Fund is not involved in any litigation or other legal proceedings.

FINANCIAL STATEMENTS

	The Fund's audited financial statements and notes thereto for the year ended December 31, 1997 and the unqualified report of Price Waterhouse LLP, the Fund's Independent Accountants, on such financial statements (the "Report"), included in the Fund's 1997 Annual Report to Shareholders (the "Annual Report") are incorporated by reference in this SAI. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund's or calling (800) 992-6757. The Report follows on the next page.
















-13-








Report of Independent Accountants


February 6, 1998

To the Board of Directors and Shareholders of Berwyn Income Fund, inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berwyn Income Fund, Inc. (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion of these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been settled, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP








APPENDIX A

DEFINITIONS OF STANDARD & POOR'S BOND RATINGS



	Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. The Fund may invest in bonds with ratings of CC above. Definitions of these ratings are set forth below.

		AAA	Debt rated AAA has the highest rating assigned by
Standard & Poor's.
			Capacity to pay interest and repay principal is
extremely strong.

		AA	Debt rated AA has a very strong capacity to pay
interest and repay principal
			and differs from the higher rated issues only in
small degree.

		A	Debt rated A has a strong capacity to pay
interest and principal although it
			is somewhat more susceptible to the adverse
effects of changes in
			circumstances 	and economic conditions than debt
in higher rated categories.

		BBB	Debt rated BBB is regarded as having an adequate
capacity 	to pay interest
			and repay principal.  Whereas it normally
exhibits adequate protection
			parameters, adverse economic conditions or
changing circumstances are
			more likely to lead to a weakened capacity to pay
interest and repay 			principal for debt
in this category than in higher rated categories.

BB,B,CCC,CC
			Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly
			speculative with respect to capacity to pay interest and repay principal in
			accordance with the terms of the obligation. BB indicates the lowest degree
			of speculation and C the highest degree of speculation. While such debt
			will likely have some quality and protective characteristics, these are
			outweighed by large uncertainties or major risk exposures to adverse
			conditions.

		D	Debt rated D is in default, and payment of
interest and/or repayment of
			principal is in arrears.









-14-
APPENDIX B

MOODY'S BOND RATINGS



	Moody's Investors Service, Inc. give ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any ratings of Caa or better.

Aaa	-	These bonds are judged to be of the best quality.  They
carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa	-	These bonds are judged to be of high quality by all
standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	-	These are bonds which possess many favorable investment
attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	-	These bonds are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	-	These are bonds judged to have speculative elements; their
future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B	-	These bonds generally lack characteristics of the
desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	-	These are bonds of poor standing.  Such issues may be in
default or there may be present elements of danger with respect to principal or interest.

Ca	-	These bonds represent obligations which are speculative in
a high degree. Such issues are often in default or have other market shortcomings.

C	-	These are the lowest rated class of bonds and issues so
rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


-15-
PART C

Item 24

(a) Financial Statements:

	The Financial Statements and Financial Highlights and the notea thereon in the 1997 Annual Report to Shareholders are incorporated by reference into Part A and Part B of this Registration Statement. The Financial Statements incorporated by reference include the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Statement of Investments, and Notes to Financial Statements. The Financial Highlights of the Fund are also included in Part A and the Report of the Independent Accountants is included in Part B.

(b)  Exhibits:

	1.	A copy of the amended Articles of Incorporation is included
herein as Exhibit #1.

	2.	A copy of the amended bylaws is included herein as Exhibit
#2.

	3.	Not applicable.

	4.	Not applicable.

	5.	A copy of the amended Investment Avisory Contract is included herein as Exhibit #5.

	6.	A copy of the Selling Agreement between the Fund and Berwyn
Financial Services Corp. is included herein as Exhibit #6.

	7.	Not applicable.

	8.	A copy of the new Custodian Agreement is included herein
Exhibit #8.

	9.	Not applicable.

	10.	A copy of the opinion and consent of counsel was filed with
the Fund's Rule 24f-2 notice on 4/08/98 and is incorporated herein by this reference.

	11.	The consent of Price Waterhouse LLP is included herein as
Exhibit #11.

	12.	Not applicable.

	13.	Not applicable.


	14.	Not applicable.

	15.	Not applicable.

16.	Schedules for computation of each performance figure are
included herein.

	17.	Financial Data Schedule.

	18.	Not applicable

C-1
Item 25

	The Registrant is not under common control with any person and the Registrant does not control directly or indirectly any person.

Item 26

	Listed below is the class of stock and number of holders, the Registrant had on
March 31, 1998:

		(1)	(2)
		Title of Class	Number of Record Holders
		Common Stock	1,764

Item 27

	Article XVI of the Registrant's bylaws sets forth the rules on indemnification of officers and directors. There will be no indemnification of a director or officer from an judgment, verdict or settlement resulting from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (the foregoing referred to as "Disabling Conduct"). The following methods will be used to determine if a director or officer is guilty of Disabling Conduct: (a) a final decision on the merits by a court or other body before whom a proceeding was brought, or (b) a reasonable determination based upon a review of the facts, by independent legal counsel in a written opinion, that the director or officer was not liable on the basis of Disabling Conduct. If there were no Disabling Conduct, a director or officer would be entitled to indemnification for expenses and for any judgment, verdict or settlement.

Item 28

	Robert E. Killen, President and a Director of the Registrant, is Chairman and CEO of The Killen Group, Inc., the adviser (the
"Adviser") to the Registrant. Mr. Killen is President and a Director of The Berwyn Fund, Inc., a registered investment company having the same investment adviser as the Fund. He is a Director and Shareholder of Berwyn Financial Services Corp. ("BFS"), a registered broker-dealer.

	Edward A. Killen II is Vice President and a Director of the Adviser and a Director of Berwyn Income Fund, Inc. He is also a
Director, Officer and Shareholder of BFS, a registered broker-dealer.

	For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of The Killen Group, Inc. (the "Adviser") is or engaged for his own account or in the capacity of director, officer, employee, partner or

C-2
trustee, reference is made to the Adviser's Form ADV (File #801-18770) currently on file with the Commissions as required by the Invesmtnet Advisers Act of 1940, as amended.

Item 29

	(a)	Berwyn Financial Services Corp. also serves as the
distributor for The Berwyn Fund, Inc., in certain jurisdictions.

	(b)
						Positions & Office
Name & Principal	w/Berwyn Financial
	Positions & Office
Business Address	Services Corp.
	with the Fund

Robert E. Killen	Director
	President and Director
1199 Lancaster Ave.
Berwyn, PA

Edward A. Killen	Secretary and Director
	Director
1189 Lancaster Ave.
Berwyn, PA

Kevin M. Ryan	President, Treasurer
	Secretary and Treasurer
1199 Lancaster Ave.	and Director
Berwyn, PA

Item 30

	Accounts, books and other documents that are required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the regulations thereunder will be maintained as follows:

1)	Journals detailing the purchase and sale of securities, the
receipt and delivery of securities, receipt and disbursement of cash and all other debits and credits will be in the physical possession of Kevin M. Ryan at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312.

2)	Ledgers reflecting all asset, liability, reserve, capital,
income and expense accounts as well as ledgers containing the information required for each portfolio security, for each broker-dealer, bank or other person through whom transactions in portfolio securities are effected and for each shareholder of record in the investment company will be maintained in the physical possession of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312.




C-3
3)	The Articles of Incorporation, the bylaws, the minutes of
shareholders and directors' meetings will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn,
Pennsylvania 19312.

4)	A record of all brokerage orders and a record of all
portfolio purchases and sales will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn,
Pennsylvania 19312.

5)	Monthly trial balances for all ledger accounts, a quarterly
record of broker commissions, a record identifying persons authorizing the purchase or sale of portfolio securities and files of all advisory material received from the investment advisor will be under the control of Kevin M. Ryan, 1189
Lancaster Avenue, Berwyn, Pennsylvania 19312.

6)	Records required to be maintained by the investment adviser
will be under the control of Robert E. Killen, 1189 Lancaster
Avenue, Berwyn, Pennsylvania 19312.

Item 31

	Not applicable

Item 32

(a) Not applicable.

	(b) Not applicable.

	(c) The Registrant has placed information required by Item 5A of the Form N-1A in the latest annual report to shareholders and undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.















C-


SIGNATURES
	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn and State of Pennsylvania on the 30th day of April 1998.

Berwyn Income Fund, Inc.
Registrant


BY:  /S/Robert E. Killen
        Robert E. Killen, President

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date



/S/ Robert E. Killen                           	President and Director	4/30/98
Robert E. Killen



/S/ Kevin M. Ryan                             	Secretary and
Treasurer	4/30/98
Kevin M. Ryan



/S/ Anthony N. Carrelli                      	Director	4/30/98
Anthony N. Carrelli



/S/ Denis P. Conlon                            	Director	4/30/98
Denis P. Conlon



/S/ Deborah Dorsi                              	Director	4/30/98
Deborah Dorsi



/S/ Edward A. Killen II                      	Director	4/30/98
Edward A. Killen II


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn and State of Pennsylvania on the 30th day of April 1998.

	Berwyn Income Fund, Inc.
	Registrant


	By:____________________________
	      Robert E. Killen, President

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title          	Date
President and Director	4/30/98
Robert E. Killen



Secretary and Treasurer	4/30/98
Kevin M. Ryan



                                                  	Director	4/30/98
Anthony N. Carrelli



                                                  	Director	4/30/98
Denis P. Conlon



                                                  	Director   	4/30/98
Deborah Dorsi



                                                  	Director   	4/30/98
Edward A. Killen II


EXHIBIT INDEX




EDGAR EXHIBIT NUMBER	FORM N-1A
EXHIBIT NUMBER

EX-99.B1	Charter	Exhibit
#24(b)1
EX-99.B2	Bylaws	Exhibit
#24(b)2
EX-99.B5	Advisory Contract	Exhibit
#24(b)5
EX-99.B6	Distribution Contract	Exhibit
#24(b)6
EX-99.B8	Custodian Contract	Exhibit
#24(b)8
EX-99.B11	Consent of Price Waterhouse, LLP	Exhibit
#24(b)11
EX-99.B14	Retirement Plans	Exhibit
#24(b)14
EX-99.B16	Performance Quotations	Exhibit
#24(b)16
EX-27	Financial Data Schedule	Exhibit
#24(b)17


























EXHIBIT #24(b)11




Consent of Independent Accountants



	We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 13 to the registration statement on Form N-1A (the "Registration Statement") of our report dated February 19, 1998, relating to the financial statements and financial highlights of appearing in the December 31, 1997 Annual Report to Shareholders, which are also incorporated by reference into the Registration Statement. We also consent to the reference to us under the heading Financial Highlights" in the Prospectus and to the reference to us under the heading"Independent Accountants" in the Statement of Additional Information "




PRICE WATERHOUSE LLP
Philadelphia, Pennsylvania
March 24, 1998



















EXHIBIT #24(b)16

Schedules for Computation of Performance Figures

a)  Annual Average Total Return:

  	The Fund calculated its annual average total return for one year, five years and the life of the Fund by using the formula P(1+T)n = ERV in Item 22 of Form N-1A. In using this formula, P is equal to an initial investment of $1,000, T is equal to average annual total return for the period, n equals the number of years and ERV is the ending redeemable value.

	For the one year period ending December 31, 1997
	P equals $1,000
	T equals .__________
	n equals 1 year
	ERV equals $1,400

	For the five years ending December 31, 1997
	P equals $1,000
	T equals .142
	n equals 5 years
	ERV equals $1,941

	For the ten years ending December 31, 1997
	P equals $1,000
	T equals .12
	n equals 9 1/4 years
	ERV equals $2,868

b) Yield quotation for one month ending December 31, 1997 was 6.95%. The formula used is Yield=2[a-b + 1)6-1]
				           cd
	a = 	interest and dividends for period and that was
$1,028,473
	b = 	expenses accrued and that equals $85,667
	c =	average daily number shares outstanding entitled to
receive  dividends and that 	was 13,839,231
	d = 	the maximum offering price per share on last day of the
period and that was
		$12.51		1,028,473 - 85,667 +1 = 1.00544569
				   173,128.780
	raised to 6th power = 1.03312221
	minus 1 and multiplied by 2 = 0.05524442




1-3
c)  Annual Total Return

The Fund calculated its annual total return for each year by using the formula P(1+T)n=ERV. In using this formula, P is equal to an initial investment of $1,000, T is equal to the total return for the period, equals the number of years and ERV is the ending redeemable value.

For the year ended December 31, 1988:
P equals $1,000
T equals .113
n equals 1
ERV equals $1,113

For the year ended December 31, 1989:
P equals $1,000
T equals .119
n equals 1
ERV equals $1,119

For the year ended December 31, 1990:
P equals $1,000
T equals -.0013
n equals $998.70

For the year ended December 31, 1991:
P equals $1,000
T equals .23
n equals 1
ERV equals $1,230

For the year ended December 31, 1992:
P equals $1,000
T equals .217
n equals 1
ERV equals $1,217

For the year ended December 31, 1993:
P equals $1,000
T equals .169
n equals 1
ERV equals $1,169

For the year ended December 31, 1994:
P equals $1,000
T equals -.011
n equals 1
ERV equals $989


2-3


For the year ended December 31, 1995:
P equals $1,000
T equals .210
n equals 1
ERV equals $1,210

For the year ending December 31, 1996
P equals $1,000
T equals .1140
n equals 1
ERV equals $1400

For the year ending December 31, 1997:
P equals $1,000
T equals .1340
n equals 1
ERV equals $1340





























3-3



1